The Royce Fund

Supplement to the Investment, Service, and Institutional Class Shares Prospectus Dated May 1, 2018

Royce Special Equity Multi-Cap Fund

The Royce Fund’s Board of Trustees approved a plan of liquidation for Royce Special Equity Multi-Cap Fund, to be effective on February 25, 2019. The Fund is being liquidated primarily because it has not maintained assets at a sufficient level for it to be viable. As of December 17, 2018, the Fund was no longer offering its shares for purchase.

January 23, 2019

RSM-ISI-CLOSE

The Royce Fund

Supplement to the Consultant and R Class Shares Prospectus Dated May 1, 2018

Royce Special Equity Multi-Cap Fund

The Royce Fund’s Board of Trustees approved a plan of liquidation for Royce Special Equity Multi-Cap Fund, to be effective on February 25, 2019. The Fund is being liquidated primarily because it has not maintained assets at a sufficient level for it to be viable. As of December 17, 2018, the Fund was no longer offering its shares for purchase.

January 23, 2019

RSM-CR-CLOSE